Accrued expenses and other current liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued compensation	$ 1,556,000	$ 1,711,377	$ 1,196,723
Accrued other	466,000	611,947	530,924
Accrued vendor partner liabilities	627,000	559,478	769,351
Deferred rent		20,877	210,010
Accrued professional fees	125,000	150,859	36,227
Accrued VAT and other taxes	52,000	54,755	23,013
Accrued expenses and other current liabilities	$ 2,826,000	$ 3,109,293	$ 2,766,248